UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                    Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:  _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Federated Global Investment Management Corp.

Address:  450 Lexington Avenue, Ste 3700
          New York, NY  10017-3943


Form 13F File Number:  28-04379

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lisa J. Bernett
Title:  Assistant Vice President and Compliance Officer
Phone:  (412) 288-6399

Signature, Place, and Date of Signing:
/s/Lisa J. Bernett     Pittsburgh, PA    February 14, 2005


Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:  28-04375

Name:  Federated Investors, Inc.